SEGMENTED INFORMATION (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segmented Information
Revenues	32,918	24,660	26,789
Commodity and gas distribution costs	(26,807)	(19,179)	(20,908)
Operating and administrative	(3,014)	(2,739)	(2,259)
Depreciation and amortization	(1,370)	(1,236)	(1,147)
Environmental costs, net of recoveries	(362)	88	116
Total operating income	1,365	1,594	2,591
Income/(loss) from equity investments	330	195	233
Other income/(expense)	(135)	238	116
Interest income/(expense)	(947)	(841)	(928)
Income taxes recovery/(expense)	(123)	(171)	(523)
Earnings from continuing operations	490	1,015	1,489
Discontinued operations
Earnings/(loss) from discontinued operations before income taxes	6	(123)	(9)
Income taxes (expense)/recovery from discontinued operations	(2)	44	3
Earnings/(loss) from discontinued operations	4	(79)	(6)
Earnings before extraordinary loss	494	936	1,483
Extraordinary loss, net of tax			(262)
Earnings	494	936	1,221
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	135	(229)	(407)
Preference share dividends	(183)	(105)	(13)
Earnings attributable to Enbridge Inc. common shareholders	446	602	801
Additions to property, plant and equipment	8,236	5,195	3,530
Total Assets	57,568	46,800
Liquids Pipelines
Segmented Information
Revenues	2,272	2,445	1,934
Operating and administrative	(1,006)	(942)	(752)
Depreciation and amortization	(429)	(399)	(364)
Environmental costs, net of recoveries	(79)
Total operating income	758	1,104	818
Income/(loss) from equity investments	118	46	5
Other income/(expense)	39	(7)	31
Interest income/(expense)	(319)	(250)	(256)
Income taxes recovery/(expense)	(165)	(192)	(125)
Earnings from continuing operations	431	701	473
Discontinued operations
Earnings before extraordinary loss			473
Earnings	431	701	473
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(4)	(4)	(3)
Earnings attributable to Enbridge Inc. common shareholders	427	697	470
Additions to property, plant and equipment	4,360	1,927	909
Total Assets	20,950	15,124
Gas Distribution
Segmented Information
Revenues	2,741	2,438	2,516
Commodity and gas distribution costs	(1,585)	(1,220)	(1,282)
Operating and administrative	(534)	(528)	(508)
Depreciation and amortization	(321)	(336)	(320)
Total operating income	301	354	406
Other income/(expense)	20	83	(12)
Interest income/(expense)	(160)	(164)	(166)
Income taxes recovery/(expense)	(32)	(66)	(54)
Earnings from continuing operations	129	207	174
Discontinued operations
Earnings before extraordinary loss			174
Extraordinary loss, net of tax			(262)
Earnings	129	207	(88)
Earnings attributable to Enbridge Inc. common shareholders	129	207	(88)
Additions to property, plant and equipment	533	445	478
Total Assets	7,942	7,416
Gas Pipelines, Processing and Energy Services
Segmented Information
Revenues	20,310	13,106	13,343
Commodity and gas distribution costs	(20,244)	(13,676)	(12,814)
Operating and administrative	(221)	(142)	(116)
Depreciation and amortization	(75)	(57)	(68)
Total operating income	(230)	(769)	345
Income/(loss) from equity investments	154	141	179
Other income/(expense)	39	33	39
Interest income/(expense)	(81)	(50)	(56)
Income taxes recovery/(expense)	50	269	(178)
Earnings from continuing operations	(68)	(376)	329
Discontinued operations
Earnings/(loss) from discontinued operations before income taxes	6	(123)	(9)
Income taxes (expense)/recovery from discontinued operations	(2)	44	3
Earnings/(loss) from discontinued operations	4	(79)	(6)
Earnings before extraordinary loss			323
Earnings	(64)	(455)	323
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests		(1)	(1)
Earnings attributable to Enbridge Inc. common shareholders	(64)	(456)	322
Additions to property, plant and equipment	744	993	959
Total Assets	7,015	5,349
Earnings (loss) from assets		1
Reclassification of additions to property, plant and equipment		108
Sponsored Investments
Segmented Information
Revenues	7,595	6,671	8,996
Commodity and gas distribution costs	(4,978)	(4,283)	(6,812)
Operating and administrative	(1,226)	(1,076)	(847)
Depreciation and amortization	(530)	(431)	(383)
Environmental costs, net of recoveries	(283)	88	116
Total operating income	578	969	1,070
Income/(loss) from equity investments	56	55	54
Other income/(expense)	37	49	68
Interest income/(expense)	(409)	(397)	(350)
Income taxes recovery/(expense)	(133)	(169)	(171)
Earnings from continuing operations	129	507	671
Discontinued operations
Earnings before extraordinary loss			671
Earnings	129	507	671
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	139	(224)	(403)
Earnings attributable to Enbridge Inc. common shareholders	268	283	268
Additions to property, plant and equipment	2,565	1,886	1,157
Total Assets	18,527	15,648
Earnings (loss) from assets		33	71
Corporate
Segmented Information
Operating and administrative	(27)	(51)	(36)
Depreciation and amortization	(15)	(13)	(12)
Total operating income	(42)	(64)	(48)
Income/(loss) from equity investments	2	(47)	(5)
Other income/(expense)	(270)	80	(10)
Interest income/(expense)	22	20	(100)
Income taxes recovery/(expense)	157	(13)	5
Earnings from continuing operations	(131)	(24)	(158)
Discontinued operations
Earnings before extraordinary loss			(158)
Earnings	(131)	(24)	(158)
Preference share dividends	(183)	(105)	(13)
Earnings attributable to Enbridge Inc. common shareholders	(314)	(129)	(171)
Additions to property, plant and equipment	34	4	27
Total Assets	3,134	3,263
Earnings (loss) from assets		(1)
Interest income - intersegment	443	336	239
Reclassification of additions to property, plant and equipment		(108)